Income taxes (Details 1) - Exascale Labs Inc. [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Net operating loss carry forward	$ 1,652,998	$ 748,679
Total deferred tax assets	1,652,998	748,679
Less: valuation allowance	(1,652,998)	(748,679)	$ (200,468)
Total deferred tax assets, net